Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	As of December 31,	As of June 30,
	2021	2021
Accounts receivable - gross	$28,194,269	$26,101,025
Allowance for doubtful accounts	(1,627,772)	(563,789)
Accounts receivable, net	$26,566,497	$25,537,236